Associates and joint arrangements - Joint ventures (Details) € in Millions, ₨ in Billions, $ in Billions, $ in Billions		1 Months Ended	12 Months Ended
	Jul. 22, 2024 EUR (€)	Mar. 31, 2023 EUR (€)	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 EUR (€)	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 AUD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 AUD ($)	Mar. 31, 2020 EUR (€)	Sep. 30, 2019 EUR (€)
Investment in associates and joint arrangements
Outstanding spectrum dues to equity			€ (123)		€ (96)	€ 433
Investment in joint ventures			5,943		7,620
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method			(74)
Proceeds from sales of investments accounted for using equity method			3,021		500	0
Dividend received			530		442	617
Vodafone Idea Limited
Investment in associates and joint arrangements
Outstanding spectrum dues to equity			€ 4,000	$ 4.3
Equity diluted			16.10%				16.10%	16.10%
Joint ventures [member]
Investment in associates and joint arrangements
Investment in joint ventures			€ 6,246		8,203
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method			€ (361)		(379)	200
TPG Telecom [Member]
Investment in associates and joint arrangements
Joint venture ownership interest			25.05%	25.05%
Remaining economic interest (as a percent)			49.90%	49.90%
Other joint ventures [Member]
Investment in associates and joint arrangements
Investment in joint ventures			€ 69		69
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method			€ (65)		€ (43)	(15)
Oak Holdings 1 GmbH
Investment in associates and joint arrangements
Joint venture ownership interest			50.00%	50.00%	60.30%
Investment in joint ventures			€ 5,943		€ 7,620
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method					(85)
Dividend received			€ 307		€ 196	0
VodafoneZiggo Group Holding B.V.
Investment in associates and joint arrangements
Joint venture ownership interest			50.00%	50.00%	50.00%
Investment in joint ventures			€ 330		€ 516
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method			(125)		(177)	137
Dividend received			€ 63		€ 100	165
OXG Glasfaser Beteiligungs-GmbH
Investment in associates and joint arrangements
Joint venture ownership interest		50.00%	50.00%	50.00%	50.00%
Maximum fund contributed		€ 950
Capital contributions provided			€ 36		€ 32
Remaining funding commitment			€ 882
Vodafone Idea Limited
Investment in associates and joint arrangements
Joint venture ownership interest			24.40%	24.40%	31.40%
Fair value of investments based on quoted share price			€ 1,283		€ 2,313		₨ 118		₨ 208
Investment in joint ventures			0								€ 0	€ 0
Group's unrecognized share of losses in joint venture			€ 1,758		€ 4,528
Vodafone Idea Limited | Bottom of range [member] | Equity fundraising in joint venture
Investment in associates and joint arrangements
Joint venture ownership interest			16.10%	16.10%
Vodafone Idea Limited | Vodafone Idea Limited | Equity fundraising in joint venture
Investment in associates and joint arrangements
Issue of equity			€ 2,500
TPG Telecom Limited
Investment in associates and joint arrangements
Joint venture ownership interest			25.10%	25.10%	25.10%
Fair value of investments based on quoted share price			€ 1,290		€ 1,269			$ 2,236		$ 2,101
Investment in joint ventures			(96)		(2)
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method			(97)		(74)	48
Dividend received			€ 24		23	24
INWIT S.p.A. [Member]
Investment in associates and joint arrangements
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method					€ 0	€ 30
Oak Holdings GmbH
Investment in associates and joint arrangements
Joint venture ownership interest	10.30%		50.00%	50.00%
Proceeds from sales of investments accounted for using equity method	€ 1,336
Gains (losses) on disposals of investments			€ 26
Vantage Towers [Member]
Investment in associates and joint arrangements
Joint venture ownership interest	89.30%